Other Liabilities - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other liabilities
Bonus accrued			$ 48,000
Defined benefit obligation	$ 28,162	$ 24,213
Contingent Consideration	12,549
Others — non-current	59,106	13,284	17,761
Total other liabilities	99,817	37,497	65,761
Others – current	40,627
Total	$ 140,444	$ 37,497	$ 65,761